OTHER RESERVES	12 Months Ended
Mar. 31, 2022
OTHER RESERVES

24 OTHER RESERVES

Nature and purpose of reserves

24.1 Reverse acquisition reserve

The reverse acquisition reserve arises from the recapitalization of the Group with the Company’s share capital issued as part of the Transaction. This reserve ensures that the total shareholders equity both pre- and post-Transaction remains the same as that of the Diginex HK group immediately before the Transaction.

24.2 Share-based payment reserve

The share-based payment reserve comprises of 1) the fair value of share options and restricted share units granted which are yet to exercised; 2) accrued share awards (including earn-outs) that have yet to be issued; and 3) the fair value of unit purchase options.

24.3 Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statement of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 2.5.

24.4 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained in the business. The losses assume the continuation of Diginex HK as the accounting acquirer following the Transaction.

24.5 Non-controlling interests

At 31 March 2021, the non-controlling interest relates solely to the 15% of Digivault Limited held by employees of the entity.

On 28 February 2022, Diginex Limited acquired the remaining 15% of Digivault Limited from the holders in exchange for 1,464,291 shares in Eqonex Limited and Diginex Limited holds 100% of the issued share capital of Digivault Limited after the completion of the transaction. Should substantially all the shares of Digivault be sold within 12 months of this transaction for consideration in excess of $100 million, the sellers of the 15% will be entitled to 5% of any amounts received above $100 million, pro rata subject to the percentage of Digivault shares sold.

24.6 Revaluation surplus

The revaluation surplus arises from the upward revaluation surplus on Group owned digital assets that are measured on a revalued basis that are not yet realized, and are recorded as other comprehensive income per note 2.5.